As filed with the Securities and Exchange Commission on March 29, 1996


                                                       1933 Act File No. 33-7638
                                                      1940 Act File No. 811-4777
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              --------------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 23

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25


                               MFS SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


          |_| immediately upon filing pursuant to paragraph (b) |X| on March 29,1996 pursuant to paragraph (b)
          |_| 60 days after filing pursuant to paragraph (a)(i) |_| on [date] pursuant to paragraph (a)(i)
          |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.


          If appropriate, check the following box:
          |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its shares of Beneficial Interest (without par value), under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for its fiscal year ended August 31, 1995 on October 30, 1995.

==============================================================================

The Prospectus dated January 1, 1996 of MFS Cash Reserve Fund is incorporated in this Post-Effective Amendment No. 23 by reference to the Prospectus of MFS Cash Reserve Fund filed via EDGAR by the Registrant pursuant to the Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on January 4, 1996.

                            MFS CASH RESERVE FUND
SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                               JANUARY 1, 1996

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 1, 1996 AND CONTAINS A DESCRIPTION OF CLASS C SHARES. CAPTIONS CONTAINED IN THIS SUPPLEMENT CORRESPOND TO THE CAPTIONS CONTAINED IN THE PROSPECTUS.

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES:                                  CLASS A             CLASS B             CLASS C
                                                                   -------             -------             -------
Maximum Initial Sales Charge Imposed on Purchases of Fund
  Shares (as a percentage of offering price) ................        None               None                None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as                 None               4.00%               1.00%
ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
Management Fees (after applicable fee reduction) (1) ........       0.45%               0.45%               0.45%
Rule 12b-1 Fees .............................................       0.00%(2)            1.00%(3)            1.00%(3)
Other Expenses(4) ...........................................       0.45%               0.48%               0.45%(5)
                                                                    ------              ------              ------
Total Operating Expenses (after applicable fee reduction)(4)        0.90%               1.93%               1.90%

----------
(1)       The Adviser has voluntarily agreed to reduce its advisory fee to 0.45% per annum of the Fund's average daily net assets. This fee reduction may be rescinded at any time without notice to shareholders.
          Absent this reduction, management fees would be 0.55%.
(2)       The Fund has adopted a Distribution Plan for its Class A shares in accordance with Rule 12b-1 under the
          Investment Company Act of 1940, as amended (the "1940 Act"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares (see "Distribution Plans" in the Prospectus).
          Payment of the 0.25% per annum service fee will commence on the date that the value of the net assets of the Fund attributable to Class A shares first equals or exceeds $40 million. Payment of the 0.10%
          per annum distribution fee will commence on such date as the Trustees of the Trust may determine.
          Distribution expenses paid under this Plan may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.
(3)       The Fund has adopted separate Distribution Plans for its Class B and its Class C shares in accordance with Rule 12b-1 under the 1940 Act, which provide that the Fund will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to the Class B shares under the Class B Distribution Plan and Class C shares under the
          Class C Distribution Plan (see also "Distribution Plans" below and in the Prospectus). Distribution expenses paid under these Plans, together with any contingent deferred sales charge (the "CDSC")
          payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.
(4)       The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(5)       Except for the shareholder servicing agent fee component, "Other Expenses" is based on Class A expenses incurred during the fiscal year ended August 31, 1995. The shareholder servicing agent fee component of
          "Other Expenses" is a predetermined percentage based upon the Fund's net assets attributable to each class.
(6)       Absent the fee reduction, "Total Operating Expenses" for Class A, Class B and Class C shares would have been 1.00%, 2.03% and 2.00%, respectively.

                             EXAMPLE OF EXPENSES

    An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):

  PERIOD           CLASS A             CLASS B                   CLASS C
  ------           -------        ------------------         ---------------
                                               (1)                       (1)
  1 year ......     $  9          $ 60        $ 20           $31         $21
  3 years .....       29            91          61            66          66
  5 years .....       50           124         104
  10 years ....      111           199(2)      199(2)

----------
(1)  Assumes no redemption.
(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

    The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections of the Prospectus: (i) varying CDSCs - "Purchases"; (ii) management fees - "Investment Adviser" and
(iii) Rule 12b-1 (i.e., distribution plan) fees - "Distribution Plans."

    THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE FUND
    Three classes of shares of the Fund currently are offered to the general public. Class A shares are offered at net asset value and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class C shares do not convert to any other class of shares of the Fund.

INFORMATION CONCERNING SHARES OF THE FUND
PURCHASES
    The Fund offers three classes of shares which bear sales charges and distribution fees in different forms and amounts. Class A and Class B shares are described in the Prospectus and SAI, and Class C shares are described below.

    Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. The maximum investment in Class C shares is $1,000,000 per transaction.

    The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. Circumstances under which sales charges imposed on Class B shares are waived are described in the Prospectus. The CDSC imposed upon redemption of Class C shares is waived in the same circumstances that apply to the waiver of the Class B CDSC. See "Redemptions and Repurchases - Contingent Deferred Sales Charge" below for further discussion of the CDSC.

    MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Class C Distribution Plan by the Fund to MFD for the first year after purchase (see "Distribution Plans" below). In addition, MFD or its affiliates may from time to time pay dealers an additional commission equal to 0.50% of the net asset value of all Class C shares sold by such dealer during the sales period.

    Class C shares are not currently available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

EXCHANGES
    Some or all of the Class C shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for Class C shares of any other fund in the MFS Family of Funds (the "MFS Funds") at net asset value (if available for sale). No CDSC will be imposed in connection with an exchange from Class C shares of the Fund to any other MFS Fund, however the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

    Prior to April 1, 1996, Class C shares of the MFS Funds were exchangeable for shares of the MFS Money Market Fund at net asset value. Effective April 1, 1996, Class C shares of the MFS Funds may no longer be exchanged for shares of the MFS Money Market Fund. However, Class C shares of the Fund are available for such exchanges effective April 1, 1996.

REDEMPTIONS AND REPURCHASES
    REDEMPTION BY CHECK: Class C shares may be redeemed by check. The Fund's Prospectus describes the procedures applicable to redeeming Class A shares by check. These procedures apply to redemptions by Class C shares by check.

    CONTINGENT DEFERRED SALES CHARGE: Investments in Class C shares made on or after April 1, 1996 ("Direct Purchases") will be subject to a 1.00% CDSC upon redemption for a period of 12 months. Purchases of Class C shares made during a calendar month, regardless of when during the month the investment occurred, will age one year at the close of business on the last day of such month in the following calendar year. Prior to April 1, 1996, Class C shares of the MFS Funds were not subject to a CDSC upon redemption. In no event will Class C shares of the MFS Funds purchased prior to this date be subject to a CDSC. For the purpose of calculating the CDSC upon redemption of shares acquired in an exchange on or after April 1, 1996, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares (if such original purchase occurred prior to April 1, 1996, then no CDSC would be imposed upon such a redemption).

    At the time of a redemption, the amount by which the value of a shareholder's account represented by Direct Purchases exceeds the sum of 12 months of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividend or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of Class C shares, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but
(iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC.

    The applicability of a CDSC for Class C shares will be unaffected by exchanges or transfers of registration, except as described in the Prospectus for Class B shares.

    REINSTATEMENT PRIVILEGE: Class C shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the Class C shares credited for any CDSC paid are then redeemed within 12 months of the initial purchase, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding the privilege.

DISTRIBUTION PLANS
    The Trustees have adopted separate Distribution Plans for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, after having concluded that there is a reasonable likelihood that the Distribution Plans would benefit the Fund and its shareholders. The Distribution Plans for Class A and Class B shares are described in the Prospectus (see "Distribution Plans" therein). The Distribution Plan for Class C shares is described below.

    The Class C Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% per annum of the average daily net assets attributable to Class C shares in order that MFD may pay expenses on behalf of the Fund relating to the servicing of Class C shares. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to Class C shares owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain service fees for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

    The Class C Distribution Plan also provides that the Fund may pay MFD a distribution fee equal to 0.75% per annum of the Fund's average daily net assets attributable to Class C shares as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Fund - Distributor" in the SAI. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

    As discussed under the caption "Purchases" above, Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

    Fees payable under the Class C Distribution Plan are charged to, and therefore reduce, income allocated to Class C shares.

DISTRIBUTIONS
    Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
    The Fund, one of eight series of MFS Series Trust I, has three classes of shares entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value).

PERFORMANCE INFORMATION
    Yield and effective yield calculations for Class C shares assume no CDSC is paid.

SHAREHOLDER SERVICES
INVESTMENT AND WITHDRAWAL PROGRAMS
    DISTRIBUTION INVESTMENT PROGRAM: Prior to April 1, 1996, distributions made on Class C shares of the MFS Funds could be automatically invested under the Distribution Investment Program in shares of the MFS Money Market Fund at net asset value. Effective April 1, 1996, distributions made on Class C shares of the MFS Funds may no longer be automatically invested under the Distribution Investment Program in shares of the MFS Money Market Fund. However, effective April 1, 1996, distributions made on Class C shares of the MFS Funds may be automatically invested under this Program in Class C shares of the Fund.

SYSTEMATIC WITHDRAWAL PLAN:
    The aggregate withdrawals of Class C shares in any year pursuant to a Systematic Withdrawal Plan ("SWP") will not be subject to a CDSC and generally are limited to 10% of the value of the account at the time of establishment of the SWP.

DOLLAR COST AVERAGING PROGRAMS
    AUTOMATIC EXCHANGE PLAN: Prior to April 1, 1996, Class C shares of the MFS Funds were exchangeable under the Automatic Exchange Plan for shares of the MFS Money Market Fund at net asset value. Effective April 1, 1996, Class C shares of the MFS Funds may no longer be exchanged under the Automatic Exchange Plan for shares of the MFS Money Market Fund. However, Class C shares of the Fund are available for such exchanges effective April 1, 1996.

                 THE DATE OF THIS SUPPLEMENT IS APRIL 1, 1996

The Statement of Additional Information dated January 1, 1996 of MFS Cash Reserve Fund is incorporated in this Post-Effective Amendment No. 23 by reference to the Statement of Additional Information of MFS Cash Reserve Fund filed via EDGAR by the Registrant pursuant to the Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on January 4, 1996.

The Annual Report to Shareholders dated August 31, 1995 to MFS Cash Reserve Fund is incorporated in this Post-Effective Amendment No. 23 by reference to the Annual Report to Shareholders filed with the Securities and Exchange Commission via EDGAR on October 27, 1995.

                                     PART C
                                     ------


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          MFS CASH RESERVE FUND


         (A) FINANCIAL STATEMENTS INCLUDED IN PARTS A AND B:


               INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:
                  For the year ended August 31, 1995, the nine months ended August 31, 1994 and for seven years ended November 30, 1993:
                     Financial Highlights*

               INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:
                  At August 31, 1995:
                     Portfolio of Investments*
                      Statement of Assets and Liabilities*

                  For the year ended August 31, 1995, the nine months ended August 31, 1994 and for the year ended November 30, 1993:
                       Statement of Changes in Net Assets*

                  For the year ended August 31, 1995:
                       Statement of Operations*
-------------------------------------
* Incorporated by reference to the MFS Cash Reserve Fund's Annual Report to Shareholders dated August 31, 1995, filed with the SEC on October 27, 1995.


         (B) EXHIBITS

              1  (a) Amended and Restated Declaration of Trust, dated
                     January 6, 1995. (5)

                 (b) Amendment to Declaration of Trust, dated October 12, 1995.
                     (7)


                 (c) Amendment to Declaration of Trust, dated February 21, 1996;
                     filed herewith.


              2      Amended and Restated By-Laws dated December 14, 1994.  (5)

              3      Not Applicable.

              4 Form of Share Certificate for Class A, Class B and Class C Shares. (2)

              5  (a) Investment Advisory Agreement for MFS(R) Cash Reserve
                     Fund, dated September 1, 1993. (7)

                 (b) Investment Advisory Agreement for MFS(R) Managed Sectors
                     Fund, dated September 1, 1993. (7)

                 (c) Investment Advisory Agreement for MFS(R) World Asset
                     Allocation Fund, dated June 2, 1994. (7)


                 (d) Investment Advisory Agreement for MFS(R) Equity Income
                     Fund, dated January 2, 1996; filed herewith.

                 (e) Investment Advisory Agreement for MFS(R) Research Growth
                     and Income Fund, dated January 2, 1996; filed herewith.

                 (f) Investment Advisory Agreement for MFS(R) Core Growth Fund,
                     dated January 2, 1996; filed herewith.

                 (g) Investment Advisory Agreement for MFS(R) Aggressive Growth
                     Fund, dated January 2, 1996; filed herewith.

                 (h) Investment Advisory Agreement for MFS(R) Special
                     Opportunities Fund, dated January 2, 1996; filed herewith.


               6 (a)   Distribution Agreement, dated January 1, 1995.  (5)

                 (b) Dealer Agreement between MFS Fund Distributors, Inc.,
                     ("MFD") and a dealer, dated December 28, 1994 and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, dated December 28, 1994. (1)

               7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (7)

               8 (a) Custodian Agreement, dated January 28, 1988. (7)

                 (b) Amendment No. 1 to the Custodian Agreement, dated February
                     29, 1988 and October 1, 1989, respectively. (7)

                 (c) Amendment No. 2 to the Custodian Agreement, dated October
                     9, 1991. (7)

                 (d) Custodian Agreement between Investors Bank & Trust and
                     MFS(R) World Asset Allocation Fund dated June 2, 1994. (7)

               9 (a) Shareholder Servicing Agent Agreement, dated September
                     10, 1986. (6)

                 (b) Amendment to the Shareholder Servicing Agent Agreement,
                     dated June 2, 1994. (7)

                 (c) Exchange Privilege Agreement, dated September 1, 1995. (8)

                 (d) Loan Agreement by and among MFS Borrowers and The First
                     National Bank of Boston dated as of September 29, 1989, as amended through and including the second Amendment dated April 21, 1994. (3)

                 (e) Dividend Disbursing Agent Agreement dated September 10,
                     1986. (7)


              10 Consent and Opinion of Counsel filed with the Registrant's
                  24f-2 Notice for the fiscal year ended August
                  31, 1995 on October 30, 1995.

              11 (a) Consent of Deloitte & Touche LLP.  (9)

                 (b) Consent of Ernst & Young LLP.  (9)


              12 Not Applicable.

              13 Not Applicable.

              14 (a) Forms for Individual Retirement Account Disclosure
                     Statement as currently in effect.  (4)

                 (b) Forms for MFS 403(b) Custodial Account Agreement as
                     currently in effect. (4)

                 (c) Forms for MFS Prototype Paired Defined Contribution Plans
                     as Trust Agreement as currently in effect. (4)

              15 (a) Distribution Plan for Class A Shares of MFS(R) Managed
                     Sectors Fund, dated December 14, 1994. (5)

                 (b) Amended and Restated Distribution Plan for Class B Shares
                     of MFS(R) Managed Sectors Fund, dated December 14, 1994.
                     (5)

                 (c) Distribution Plan for Class A Shares of MFS(R) Cash Reserve
                     Fund, dated December 14, 1994. (5)

                 (d) Distribution Plan for Class B Shares of MFS(R) Cash Reserve
                     Fund, dated December 14, 1994. (5)

                 (e) Distribution Plan for Class A Shares of MFS(R) World Asset
                     Allocation Fund, dated December 14, 1994. (5)

                 (f) Distribution Plan for Class B Shares of MFS(R) World Asset
                     Allocation Fund, dated December 14, 1994. (5)

                 (g) Distribution Plan for Class C Shares of MFS(R) World Asset
                     Allocation Fund dated December 14, 1994. (5)


                 (h) Distribution Plans for Class A Shares of MFS(R) Equity
                     Income Fund, MFS(R) Research Growth and Income Fund, MFS(R) Core Growth Fund, MFS(R) Aggressive Growth Fund and MFS(R) Special Opportunities Fund each dated January 2, 1996; filed herewith.

                 (i) Distribution Plans for Class B Shares of MFS(R) Equity
                     Income Fund, MFS(R) Research Growth and Income Fund, MFS(R) Core Growth Fund, MFS(R) Aggressive Growth Fund and MFS(R) Special Opportunities Fund each dated January 2, 1996; filed herewith.

                 (j) Distribution Plans for Class C Shares of MFS(R) Equity
                     Income Fund, MFS(R) Research Growth and Income Fund, MFS(R) Core Growth Fund, MFS(R) Aggressive Growth Fund and MFS(R) Special Opportunities Fund each dated January 2, 1996; filed herewith.

                 (k) Form of Distribution Plan for Class C Shares of MFS(R) Cash
                     Reserve Fund; filed herewith.


              16 Schedule for Computation of Performance Quotations - Yield
                 Calculation, Average Annual and Aggregate Total Return and Current Distribution Rate. (1)


              17 Not Applicable.


              18 Not Applicable.

                  Power of Attorney, dated August 11, 1994. (7)
---------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3)  Incorporated by reference to Amendment No. 8 on Form
     N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4)  Incorporated by reference to MFS Series
     Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(5)  Incorporated by
     reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.
(6)  Incorporated by reference to MFS
     Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.
(7)  Incorporated
     by reference to the Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
(8)  Incorporated by reference to MFS
     Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.

(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the SEC via EDGAR on December 29, 1996.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


          Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          FOR MFS MANAGED SECTORS FUND

                 (1)                                         (2)
         TITLE OF CLASS                        NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                    21,243
            (without par value)                    (as of February 29, 1996)

    Class B Shares of Beneficial Interest                    15,820
             (without par value)                   (as of February 29, 1996)

    FOR MFS CASH RESERVE FUND

                  (1)                                        (2)
         TITLE OF CLASS                        NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                    2,410
            (without par value)                    (as of February 29, 1996)

    Class B Shares of Beneficial Interest                   15,907
            (without par value)                    (as of February 29, 1996)

    Class C Shares of Beneficial Interest                       0
            (without par value)                    (as of February 29, 1996)

    FOR MFS WORLD ASSET ALLOCATION FUND

                     (1)                                     (2)
       TITLE OF CLASS                            NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                5,721
            (without par value)                    (as of February 29, 1996)

    Class B Shares of Beneficial Interest                 6,913
            (without par value)                    (as of February 29, 1996)

    Class C Shares of Beneficial Interest                  931
            (without par value)                    (as of February 29, 1996)

  FOR MFS EQUITY INCOME FUND

                      (1)                                   (2)
             TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                    5
             (without par value)                   (as of February 29, 1996)

    Class B Shares of Beneficial Interest                  - 0 -
             (without par value)                   (as of February 29, 1996)

    Class C Shares of Beneficial Interest                  - 0 -
             (without par value)                   (as of February 29, 1996)

    FOR MFS RESEARCH GROWTH AND INCOME FUND

                      (1)                                    (2)
             TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                     3
             (without par value)                   (as of February 29, 1996)

    Class B Shares of Beneficial Interest                  - 0 -
             (without par value)                   (as of February 29, 1996)

    Class C Shares of Beneficial Interest                    0 -
             (without par value)                   (as of February 29, 1996)

    FOR MFS CORE GROWTH FUND

                      (1)                                      (2)
             TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                    9
             (without par value)                    (as of February 29, 1996)

    Class B Shares of Beneficial Interest                  - 0 -
             (without par value)                    (as of February 29, 1996)

    Class C Shares of Beneficial Interest                  - 0 -
             (without par value)                    (as of February 29, 1996)

    FOR MFS AGGRESSIVE GROWTH FUND

                     (1)                                     (2)
            TITLE OF CLASS                       NUMBER OF RECORD HOLDERS

    Class A Shares of Beneficial Interest                     59
             (without par value)                     (as of February 29, 1996)

    Class B Shares of Beneficial Interest                   - 0 -
             (without par value)                     (as of February 29, 1996)

    Class C Shares of Beneficial Interest                   - 0 -
             (without par value)                     (as of February 29, 1996)

   FOR MFS SPECIAL OPPORTUNITIES FUND

                     (1)                                     (2)
            TITLE OF CLASS                       NUMBER OF RECORD HOLDERS

   Class A Shares of Beneficial Interest                     16
            (without par value)                      (as of February 29, 1996)

   Class B Shares of Beneficial Interest                    - 0 -
            (without par value)                      (as of February 29, 1996)

   Class C Shares of Beneficial Interest                    - 0 -
            (without par value)                      (as of February 29, 1996)

ITEM 27.  INDEMNIFICATION

     Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995 and (b) Section 8 of the Shareholder Servicing Agent Agreeement, incorporated by reference to MFS Series Trust II, Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has eight series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund and MFS Special Opportunities
Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series:
MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value
Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 19 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     MFS also serves as investment adviser of the following no-load, open-end
Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     In addition, MFS serves as investment adviser to the following closed-end
Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

     MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-Global Governments Fund and MFS International Funds-Charter Income Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

     MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund and MFS Meridian Research Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

     MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

     MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

     Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

     MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

     MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

     MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

     MFS

     The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Joseph W. Dello Russo is a Senior Vice President, Chief Financial Officer and Treasurer, Robert
T. Burns is a Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Assistant Treasurer.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

     A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

     MFS SERIES TRUST II

     A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS GOVERNMENT MARKETS INCOME TRUST
     MFS INTERMEDIATE INCOME TRUST

     A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS SERIES TRUST III

     A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS SERIES TRUST IV
     MFS SERIES TRUST IX

     A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS SERIES TRUST VII

     A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS SERIES TRUST VIII

     A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie
J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS MUNICIPAL SERIES TRUST

     A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert
A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David
R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Assistant Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS VARIABLE INSURANCE TRUST
     MFS UNION STANDARD TRUST
     MFS INSTITUTIONAL TRUST

     A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS MUNICIPAL INCOME TRUST

     A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert
J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS MULTIMARKET INCOME TRUST
     MFS CHARTER INCOME TRUST

     A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Leslie
J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     MFS SPECIAL VALUE TRUST

     A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Patricia
A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

     SGVAF

     W. Thomas London is the Treasurer.

     MIL

     A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

     MIL-UK

     A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey
L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, James E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.

     MIL FUNDS

     A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

     MFS MERIDIAN FUNDS

     A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

     MFD

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

     CIAI

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

     MFSC

     A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

     AMI

     A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

     RSI

     William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

     In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

    A. Keith Brodkin       Director, Sun Life Assurance Company of Canada
                             (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts
                           Director, Sun Life Insurance and Annuity Company of
                             New York, 67 Broad Street, New York, New York

   John A. Gardner         President and a Director, Sun Life Assurance Company
                             of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. Gardner is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

   John D. McNeil         Chairman, Sun Life Assurance Company of Canada,
                             Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

   Joseph W. Dello Russo   Director of Mutual Fund Operations, The Boston
                             Company, Exchange Place, Boston, Massachusetts (until August, 1994)


ITEM 29.  DISTRIBUTORS

          (a)  Reference is hereby made to Item 28 above.

          (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  NAME                                      ADDRESS
                  ----                                      -------
       assachusetts Financial Services                500 Boylston Street
         Company (investment adviser)                 Boston, MA  02116

      MFS Fund Distributors, Inc.                     500 Boylston Street
         (distributor)                                Boston, MA  02116

      State Street Bank and Trust Company             State Street South
         (custodian)                                  5-West
                                                      North Quincy, MA  02171

      Investors Bank & Trust Company                  89 South Street
         (custodian)                                  Boston, MA  02111

      MFS Service Center, Inc.                        500 Boylston Street
         (transfer agent)                             Boston, MA  02116

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

          (a)    Not applicable.

          (b)    Not applicable.

          (c) The registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to Shareholders upon request and without a charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                               SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of March, 1996.

                                               MFS SERIES TRUST I


                                               By:     JAMES R. BORDEWICK, JR.
                                               Name:   James R. Bordewick, Jr.
                                               Title:  Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 25, 1996.

             SIGNATURE                            TITLE
             ---------                            -----
A. KEITH BRODKIN*                                Chairman, President (Principal
----------------                                  Executive Officer) and Trustee
A. Keith Brodkin


W. THOMAS LONDON*                                Treasurer (Principal Financial
----------------                                  Officer and Principal
W. Thomas London                                  Accounting Officer)

RICHARD B. BAILEY*                               Trustee
-----------------
Richard B. Bailey


MARSHALL N. COHAN*                               Trustee
-----------------
Marshall N. Cohan


LAWRENCE H. COHN, M.D.*                          Trustee
-----------------------
Lawrence H. Cohn, M.D.


SIR J. DAVID GIBBONS*                            Trustee
---------------------
Sir J. David Gibbons

ABBY M. O'NEILL*                                 Trustee
----------------
Abby M. O'Neill


WALTER E. ROBB, III*                             Trustee
--------------------
Walter E. Robb, III


ARNOLD D. SCOTT*                                 Trustee
---------------
Arnold D. Scott


JEFFREY L. SHAMES*                               Trustee
------------------
Jeffrey L. Shames


J. DALE SHERRATT*                                Trustee
-----------------
J. Dale Sherratt


WARD SMITH*                                      Trustee
-----------
Ward Smith


                                                *By: JAMES R. BORDEWICK, JR.
                                                Name: James R. Bordewick, Jr.
                                                  as Attorney-in-fact
                                                Executed by James R. Bordewick,
                                                Jr. on behalf of those indicated
                                                pursuant to a Power of Attorney
                                                dated August 11, 1994,
                                                incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 21 filed with the
                                                SEC via EDGAR on October 17,
                                                1995.

                                INDEX TO EXHIBITS


EXHIBIT NO.                                DESCRIPTION OF EXHIBIT                                  PAGE NO.
-----------                                ----------------------                                  --------


     1    (c)                 Amendment to Declaration of Trust, dated February 21, 1996.

     5    (d)                 Investment Advisory Agreement for MFS(R)Equity Income Fund,
                               dated January 2, 1996.

          (e)                 Investment Advisory Agreement for MFS(R) Research Growth and
                               Income Fund, dated January 2, 1996.

          (f)                 Investment Advisory Agreement for MFS(R) Core Growth Fund, dated
                               January 2, 1996.

          (g)                 Investment Advisory Agreement for MFS(R) Aggressive Growth Fund,
                               dated January 2, 1996.

          (h)                 Investment Advisory Agreement for MFS(R) Special Opportunities
                               Fund, dated January 2, 1996.

    15    (h)                 Distribution Plans for Class A Shares of MFS(R)Equity Income
                               Fund, MFS(R)Research Growth and Income Fund, MFS(R)Core Growth
                               Fund, MFS(R)Aggressive Growth Fund and MFS(R)Special
                               Opportunities Fund each dated January 2, 1996.

          (i)                 Distribution Plans for Class B Shares of MFS(R)
                               Equity Income Fund, MFS(R) Research Growth and
                               Income Fund, MFS(R) Core Growth Fund, MFS(R)
                               Aggressive Growth Fund and MFS(R) Special
                               Opportunities Fund each dated January 2, 1996.

          (j)                 Distribution Plans for Class C Shares of MFS(R)
                               Equity Income Fund, MFS(R) Research Growth and
                               Income Fund, MFS(R) Core Growth Fund, MFS(R)
                               Aggressive Growth Fund and MFS(R) Special
                               Opportunities Fund each dated January 2, 1996.

          (k)                 Form of Distribution Plan for Class C Shares of MFS(R) Cash
                               Reserve Fund.
